PUBLIC SERVICE CONCESSIONS - Indemnifiable Concessions and Allowed Annual Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial liabilities	R$ 60,513,440	R$ 67,431,966
Financial Assets - Current	6,013,891	7,224,354
Financial Assets - Noncurrent	34,100,453	50,660,769
Estimate of updated amount	40,114,344	57,885,123
Transmission
Disclosure of financial assets [line items]
Estimate of updated amount	36,277,549	49,861,508
Concessions header
Disclosure of financial assets [line items]
Indemnifiable concessions and Allowed Annual Revenue	R$ 38,310,627	R$ 55,016,596
Annual Permitted Revenue
Disclosure of financial assets [line items]
Amortization period	8 years
IRPJ and CSLL | Annual Permitted Revenue
Disclosure of financial assets [line items]
Financial liabilities	R$ 1,670,385